Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation [Line Items]
Payment in shares and cash	$ 5,728	$ 5,729
Fair values of equity based awards	$ 5,000	7,500
Fair values of liability based awards		5,600
Bottom of range [member]
Share-based Compensation [Line Items]
Share capital percentage	2.00%
Liability based awards [Member]
Share-based Compensation [Line Items]
Payment in shares and cash	$ 1,888	1,341
Unrecognized compensation cost	$ 9,000	$ 10,161
Weighted average period	1 year 11 months 4 days	2 years 2 months 1 day
Equity based awards [Member]
Share-based Compensation [Line Items]
Fair values of equity based awards	$ 9,300
Unrecognized compensation cost	$ 4,100	$ 2,674
Weighted average period	1 year 8 months 23 days	1 year 7 months 6 days